Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares available for issuance
Number of shares available for issuance, beginning	11,668	9,943	3,563
Addition (in shares)	0	0	10,000
Granted (in shares)	(2,619)	(157)	(3,971)
Cancelled/expired/forfeited (in shares)	1,876	1,882	351
Number of shares available for issuance, ending	10,925	11,668	9,943	3,563
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)		$ 7.03
Proceeds from employee options exercised	$ 844	$ 444	$ 1
Employee and Non-Employee stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)	4,930	5,108	3,019
Granted (in shares)	2,469	88	2,187
Exercised (in shares)	(213)	(122)	0
Cancelled/expired/forfeited (in shares)	(219)	(144)	(98)
Outstanding at the end of the year (in shares)	6,967	4,930	5,108	3,019
Vested and expected to vest at the end of the year (in shares)	6,666	4,673
Exercisable at the end of the year (in shares)	3,132	2,319
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 14.61	$ 14.54	$ 22.51
Granted (in dollars per share)	2.8	2.38	3.87
Exercised (in dollars per share)	3.84	3.87	0
Cancelled/expired/forfeited (in dollars per share)	16.94	13.81	22.07
Outstanding at the end of the year (in dollars per share)	10.68	14.61	$ 14.54	$ 22.51
Vested and expected to vest at the end of the year (in dollars per share)	10.92	14.8
Exercisable at the end of the year (in dollars per share)	$ 18.2	$ 19.69
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year	4 years 8 months 12 days	4 years 8 months 12 days	5 years 8 months 12 days	6 years
Vested and expected to vest at the end of the year	4 years 7 months 6 days	4 years 8 months 12 days
Exercisable at the end of the year	3 years 4 months 24 days	4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 29,733	$ 11,887	$ 15,390	$ 0
Vested and expected to vest at the end of the year	27,862	11,031
Exercisable at the end of the year	4,597	2,309
Total intrinsic value of options exercised	$ 1,600	$ 600	0
Fair value per ordinary share (in dollars per share)	$ 10.22	$ 9.55
Proceeds from employee options exercised	$ 800	$ 400	$ 0
Unrecognized compensation cost	$ 19,600	$ 19,400
Expected weighted-average recognition period for unrecognized compensation cost	2 years 7 months 6 days
Restricted share units
Aggregate Intrinsic Value
Restricted shares units granted (in shares)	200	100	1,800